                                                          FILE NUMBER 028-00568

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

       Report for the Calendar Year or Quarter Ended September 30, 2010

                     If amended report check here: ______

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of November, 2010.

                                                 By: /s/ William M Lane
                                                 ______________________________
                                                 William M Lane, Vice President
                                                 for Torray LLC

Torray LLC

September 30, 2010

Item 1                     Item 2  Item 3     Item 4   Item 5            Item 6            Item 7             Item 8
                           Title               Fair                      Invest                         Voting Authority
                             of    CUSIP      Market   Total   --------------------------          ---------------------------
Name of Issuer             Class   Number     Value    Shares  (a)Sole (b)Shared (c)Other Managers (a) Sole (b) Shared (c)None
--------------             ------ --------- ---------- ------- ------- --------- -------- -------- -------- ---------- -------
AT&T Inc.................. common 00206R102 14,760,460 516,100    X                         All    492,100             24,000
Abbott Laboratories....... common 002824100 12,564,869 240,522    X                         All    228,822             11,700
American Express
  Company................. common 025816109 10,812,133 257,248    X                         All    244,123             13,125
Adobe Systems............. common 00724F101  1,851,289  70,795    X                         All     70,795
Altria Group.............. common 02209S103    355,496  14,800    X                         All     14,800
America Movil............. common 02364W105  2,521,709  47,285    X                         All     47,285
American Tower............ common 029912201  4,446,805  86,750    X                         All     86,750
Amphenol.................. common 032095101  3,024,760  61,755    X                         All     61,755
Apple Computer............ common 037833100  3,992,363  14,070    X                         All     14,070
Applied Materials, Inc.... common 038222105 10,752,328 920,576    X                         All    878,519             42,057
Automatic Data
  Processing, Inc......... common 053015103 11,230,248 267,196    X                         All    253,596             13,600
Baxter International
  Inc..................... common 071813109 11,759,084 246,715    X                         All    237,015              9,700
Becton, Dickinson and
  Company................. common 075887109 11,822,655 159,550    X                         All    150,250              9,300
Berkshire Hathaway B...... common 084670702  3,315,881  40,105    X                         All     40,105
Boardwalk Pipeline
  Partners................ common 096627104    326,500  10,000    X                         All     10,000
CVS Caremark.............. common 126650100  1,686,792  53,600    X                         All     53,600
The Chubb Corporation..... common 171232101 12,606,188 221,200    X                         All    209,900             11,300
Cintas Corporation........ common 172908105 14,560,616 528,516    X                         All    503,316             25,200
Cisco Systems, Inc........ common 17275R102 16,094,289 736,064    X                         All    704,264             31,800
Colgate-Palmolive
  Company................. common 194162103 13,268,342 172,630    X                         All    165,530              7,100
ConocoPhillips............ common 20825C104    735,104  12,800    X                         All     12,800
Danaher................... common 235851102  3,024,430  74,475    X                         All     74,475
du Pont (E.I.) de Nemours
  and Company............. common 263534109 14,104,382 316,100    X                         All    297,500             18,600
EMC Corporation........... common 268648102 14,086,325 693,566    X                         All    657,432             36,134
EOG Resources............. common 26875P101  2,771,715  29,813    X                         All     29,813
Enbridge.................. common 29250N105  3,541,495  67,715    X                         All     67,715
Enbridge Energy
  Partners................ common 29250R106    321,540   5,750    X                         All      5,750
Enterprise Products
  Prtnrs.................. common 293792107    396,700  10,000    X                         All     10,000
Fiserv.................... common 337738108  2,278,739  42,340    X                         All     42,340
Franklin Resources........ common 354613101  2,242,228  21,265    X                         All     21,265
Frontier
  Communications.......... common 35906A108    245,100  30,000    X                         All     30,000
Gannett Co., Inc.......... common 364730101  5,683,550 464,722    X                         All    440,922             23,800
General Dynamics
  Corporation............. common 369550108 10,168,939 161,900    X                         All    152,200              9,700
General Electric
  Company................. common 369604103 11,427,471 703,229    X                         All    669,649             33,580

Torray LLC

September 30, 2010

Item 1                    Item 2  Item 3     Item 4    Item 5             Item 6            Item 7              Item 8
                          Title               Fair                        Invest                          Voting Authority
                            of    CUSIP      Market    Total    --------------------------          ----------------------------
Name of Issuer            Class   Number     Value     Shares   (a)Sole (b)Shared (c)Other Managers (a) Sole  (b) Shared (c)None
--------------            ------ --------- ---------- --------- ------- --------- -------- -------- --------- ---------- -------
Gilead Sciences.......... common 375558103  2,416,139    68,550    X                         All       68,550
Global Payments.......... common 37940x102  2,242,933    52,295    X                         All       52,295
Intel Corporation........ common 458140100 12,087,017   628,550    X                         All      596,550            32,000
IBM Corporation.......... common 459200101 14,204,085   105,890    X                         All      100,390             5,500
JP Morgan Chase.......... common 46625H100  1,854,854    48,735    X                         All       48,735
Johnson & Johnson........ common 478160104 17,004,117   275,237    X                         All      263,576            11,661
Kinder Morgan Energy
  LP..................... common 494550106    342,500     5,000    X                         All        5,000
Kraft Foods Inc.......... common 50075N104 15,541,096   503,600    X                         All      474,900            28,700
LaBranche & Co Inc....... common 505447102  5,542,298 1,421,102    X                         All    1,347,399            73,703
Loews Corporation........ common 540424108 16,901,505   445,950    X                         All      424,650            21,300
Lubrizol................. common 549271104  1,998,594    18,860    X                         All       18,860
Marsh & McLennan
  Companies, Inc......... common 571748102 14,605,263   605,525    X                         All      574,052            31,473
The McGraw-Hill
  Companies, Inc......... common 580645109 12,906,426   390,394    X                         All      369,994            20,400
Merck.................... common 58933Y105    686,507    18,650    X                         All       18,650
MICROS Systems........... common 594901100  2,392,915    56,530    X                         All       56,530
Microsoft................ common 594918104  1,352,950    55,245    X                         All       55,245
Natural Resources
  Prtnrs................. common 63900P103    267,800    10,000    X                         All       10,000
Nike..................... common 654106103  2,287,196    28,540    X                         All       28,540
Novo Nordisk............. common 670100205  2,420,640    24,590    X                         All       24,590
O'Reilly Automotive,
  Inc.................... common 686091109 10,732,302   201,735    X                         All      189,235            12,500
PepsiCo.................. common 713448108  2,883,828    43,905    X                         All       43,905
Philip Morris............ common 718172109    712,855    12,725    X                         All       12,725
Plains All Amer Pipeline
  LP..................... common 726503105    314,550     5,000    X                         All        5,000
Potlatch................. common 737630103    306,000     9,000    X                         All        9,000
Praxair.................. common 74005P104    218,881     2,425    X                         All        2,425
The Procter & Gamble
  Company................ common 742718109 10,072,681   167,962    X                         All      159,162             8,800
Progress Energy.......... common 743263105    346,476     7,800    X                         All        7,800
Standard&Poors........... common 78462F103  1,403,000    13,293    X                         All       13,293
Schlumberger Limited..... common 806857108    286,487     4,650    X                         All        4,650
3M Company............... common 88579Y101 12,260,794   141,400    X                         All      133,500             7,900
United Technologies...... common 913017109  3,048,288    42,795    X                         All       42,795
UnitedHealth Group
  Incorporated........... common 91324P102 15,129,742   430,924    X                         All      408,224            22,700
VF Corp.................. common 918204108  2,368,620    29,560    X                         All       29,560
Verizon Communications
  Inc.................... common 92343V104    325,900    10,000    X                         All       10,000

Torray LLC

September 30, 2010

Item 1                Item 2   Item 3     Item 4    Item 5            Item 6            Item 7            Item 8
                                           Fair                       Invest                         Voting Authority
                      Title    CUSIP      Market    Total   --------------------------          ---------------------------
Name of Issuer       of Class  Number     Value     Shares  (a)Sole (b)Shared (c)Other Managers (a) Sole (b) Shared (c)None
--------------       -------- --------- ----------- ------- ------- --------- -------- -------- -------- ---------- -------
Visa................  common  92826C839   2,312,085  31,135    X                         All     31,135
Voyager Oil and Gas.  common  92911K100      89,876  26,051    X                         All     26,051
Wellpoint, Inc......  common  94973V107  12,504,413 220,770    X                         All    209,370             11,400
Wells Fargo &
  Company...........  common  949746101  11,308,500 450,000    X                         All    426,800             23,200
The Western Union
  Company...........  common  959802109  15,517,794 878,200    X                         All    832,700             45,500
XL Capital..........  common  G98290102     244,758  11,300    X                         All     11,300
Core Laboratories...  common  N22717107   2,139,372  24,300    X                         All     24,300
Qiagen..............  common  N72482107     328,687  18,528    X                         All     18,528
                                        -----------
                                        464,691,242
                                        ===========